                                                             File No. 333-109746

                           As filed December 30, 2003
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-14/A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



       [ ]  Pre-Effective Amendment No.         _______


       [X]  Post-Effective Amendment No. ____1__
            (Check appropriate box or boxes)


                            Voyageur Mutual Funds III
     ----------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
     ----------------------------------------------------------------------
                        (Area Code and Telephone Number)

                 2005 Market Street, Philadelphia, PA 19103-7094
     ----------------------------------------------------------------------
 (Address of Principal Executive Offices Number, Street, City, State, Zip Code)

  Richelle S. Maestro, Esquire, 2005 Market Street, Philadelphia, PA 19103-7094
     ----------------------------------------------------------------------
 (Name and Address of Agent for Service, Number, Street, City, State, Zip Code)


                  Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

                        Title of the securities being registered:
Shares of beneficial interest, no par value, of Delaware Select Growth Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.



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                                     PART A

Part A, the definitive Prospectus/Proxy Statement dated November 17, 2003, has been filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended [File No. 333-109746] on November 17, 2003, and is incorporated herein by reference.
































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                                    Amendment
                             Dated December 30, 2003
                                       to
                           PROXY STATEMENT/PROSPECTUS
                             Dated November 17, 2003

                          Acquisition of the Assets of

                     DELAWARE TECHNOLOGY AND INNOVATION FUND
                  (a series of Delaware Group Equity Funds III)

                        By and in exchange for shares of

                           DELAWARE SELECT GROWTH FUND
                     (a series of Voyageur Mutual Funds III)

The information contained in the Proxy Statement/Prospectus dated November 17, 2003 of Delaware Select Growth Fund is amended as follows:

The fifth paragraph on page 1 of the Proxy Statement/Prospectus is replaced with the following:

This Proxy Statement/Prospectus gives the information about Select Growth Fund Shares that you should know before investing. You should retain it for future reference. A Statement of Additional Information dated November 15, 2003, as amended on December 30, 2003 (the "Statement of Additional Information"), relating to this Proxy Statement/Prospectus containing more information about the Select Growth Fund, the Technology and Innovation Fund and the proposed transaction has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference.

The seventh paragraph (including the bullet points) on page 1 of the Proxy Statement/Prospectus is amended by adding the following bullet point:

       o The Semi-Annual Report to Shareholders of the Select Growth Fund for the semi-annual period ended October 31, 2003.

The section entitled "OTHER DOCUMENTS INCLUDED WITH THIS PROXY
STATEMENT/PROSPECTUS" on page 18 of the of the Proxy Statement/Prospectus is amended by adding the following bullet point:

       o The Semi-Annual Report to Shareholders of the Select Growth Fund for the semi-annual period ended October 31, 2003.

                                     PART B

Part B, the Statement of Additional Information dated November 15, 2003, has been filed on Registrant's Form N-14 under the Securities Act of 1933, as amended [File No. 333-109746] on October 17, 2003, and is incorporated herein by reference.

                                    Amendment
                             Dated December 30, 2003
                                       to
                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                            VOYAGEUR MUTUAL FUNDS III
                             Dated November 17, 2003


                        Acquisition of the Assets of the
                     DELAWARE TECHNOLOGY AND INNOVATION FUND
                  (a series of Delaware Group Equity Funds III)

                      By and in exchange for shares of the
                           DELAWARE SELECT GROWTH FUND
                     (a series of Voyageur Mutual Funds III)



The information contained in the Statement of Additional Information (SAI) dated November 17, 2003 of Delaware Diversified Income Fund is amended as follows:

The second paragraph is amended by replacing the first and second enumerated paragraphs with the following:

    1. Statement of Additional Information of Delaware Select Growth Fund, dated June 30, 2003, incorporated by reference from Post-Effective Amendment No. 44 filed June 30, 2003, and will be mailed to any shareholder who requests this SAI.

    2. The Annual Report to shareholders of the Technology and Innovation Fund for the fiscal year ended June 30, 2003, and will be mailed to any shareholder who requests this SAI.

                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification. Article VI of the By-Laws is incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 14, 1999.

Item 16. Exhibits. The following exhibits are incorporated by reference to the previously filed registration statement on Form N-1A indicated below, except Exhibits 4(a), 7(b), 12(a), 13(a)(ii), 14(a), 16(a) and 17(b), which were filed as exhibits to Registrant's filing on Form N-14 filed October 17, 2003 [File No. 333-109746]:

                  (1) Copies of the charter of the Registrant as now in effect;

                      (a)      Agreement and Declaration of Trust (December 17,
                               1998) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 14, 1999.

                      (b) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 14, 1999.

                  (2) Copies of the existing by-laws or corresponding
                      instruments of the Registrant;

                      (a) By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 14, 1999.

                  (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

                      Not Applicable.

                  (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                      (a) Form of Agreement and Plan of Reorganization, incorporated into this filing by reference to Registrant's filing on Form N-14 filed October 17, 2003.

                  (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                      (a) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 14, 1999.





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                      (b)      By-Laws. Article II of By-Laws incorporated into
                               this filing by reference to Post-Effective
                               Amendment No. 37 filed December 14, 1999.

                  (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;


                      (a) Executed Investment Management Agreement (December 15, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 39 filed May 25, 2001.


                      (b) Executed Sub-Advisory Agreement (July 26, 2001) between Delaware Management Company (a series of Delaware Management Business Trust) and Voyageur Asset Management Inc. on behalf of the Delaware Core Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 44 filed June 30, 2003.

                  (7) Copies of each underwriting or distribution contract
                      between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                      (a) Executed Distribution Agreement (May 15, 2003) between Delaware Distributors, L.P. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 44 filed June 30, 2003.

                      (b) Form of Second Amended and Restated Financial Intermediary Distribution Agreement (August 21,
                               2003) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant is incorporated by reference to Exhibit No. EX-99.7(b) to Registrant's filing on Form N-14 filed October 17, 2003.

                      (c) Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed June 28, 2002.

                      (d)      Vision Mutual Fund Gateway Agreement (November
                               2000) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed June 28, 2002.

                      (e)      Registered Investment Advisers Agreement (January
                               2001) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed June 28, 2002.

                       (f) Bank/Trust Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed June 28, 2002.

                  (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                       Not Applicable.

                  (9) Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

                       (a)     Amended and Restated Custodian Agreement (May
                               2002) between Mellon Bank, N.A. and the
                               Registrant incorporated into this filing by reference to Post-Effective Amendment No. 42 filed June 28, 2002.

                       (b) Executed Securities Lending Authorization (March 12, 2002) between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 42 filed June 28, 2002.

                  (10) Copies of any plan entered into by Registrant pursuant to
                       Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;


                       (a)     Plan under Rule 12b-1 for Class A (April 19,
                               2001) on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 39 filed May 25, 2001.

                       (b)     Plan under Rule 12b-1 for Class B (April 19,
                               2001) on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 39 filed May 25, 2001.

                       (c)     Plan under Rule 12b-1 for Class C (April 19,
                               2001) on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 39 filed May 25, 2001.

                       (d) Plan under Rule 12b-1 for Class R (May 15, 2003) on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 43 filed April 30, 2003.

                       (e) Plan under Rule 18f-3 (May 1, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 43 filed April 30, 2003.

                  (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                       To be filed by amendment.

                  (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                       (a) Form of Opinion and Consent of Counsel of Tax Matters is incorporated by reference to Exhibit No. EX-99.12(a) to Registrant's Form N-14 filed October 17, 2003.

                  (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

                       (a) Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 42 filed June 28, 2002.


                               (i) Executed Schedule B (May 15, 2003) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 44 filed June 30, 2003.

                               (ii)    Executed Amendment Letter (August 23,
                                       2002) to the Shareholder Services
                                       Agreement is incorporated by reference to Exhibit No. EX-99.13(a)(ii) to Registrant's filing on Form N-14 filed October 17, 2003.

                       (b)     Executed Fund Accounting Agreement (August 19,
                               1996) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997, Post-Effective Amendment No. 33 filed June 29, 1998 and Post-Effective Amendment No. 34 filed May 11, 1999.

                               (i) Executed Amendment No. 26 (May 1, 2003) to Schedule A of Delaware Investments Family of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 43 filed April 30, 2003.

                               (ii) Executed Schedule B (May 16, 2002) to Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 42 filed June 28, 2002.

                  (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act");

                       (a) Consent of Ernst & Young LLP, independent auditors, is incorporated into this filing by reference to Exhibit No. EX-99.14(a) to Registrant's filing on Form N-14 filed October 17, 2003.

                  (15) All financial statements omitted pursuant to Item
                       14(a)(1);

                       Not Applicable.

                  (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

                       (a) Power of Attorney is incorporated into this filing by reference to Exhibit No. EX-99.16(a) to Registrant's filing on Form N-14 filed October 17, 2003.

                  (17) Any additional exhibits which the Registrant may wish to file.

                       (a) Codes of Ethics for Delaware Investments Family of Funds incorporated into this filing by reference to Post-Effective Amendment No. 43 filed April 30, 2003.

                       (b) Codes of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P. are incorporated into this filing by reference to Exhibit No. EX-99.17(b) to Registrant's filing on Form N-14 filed October 17, 2003.

                       (c)     Code of Ethics for Lincoln Financial
                               Distributors, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 43 filed April 30, 2003.

                       (d) Code of Ethics for Voyageur Asset Management Inc. incorporated into this filing by reference to Post-Effective Amendment No. 41 filed July 27, 2001.

Item 17. Undertakings.
         ------------

                  (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                  (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12) of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, (the "1933 Act") the registration statement has been signed on behalf of the registrant in the City of Philadelphia and the Commonwealth of Pennsylvania on the 29th day of December, 2003.

                                             VOYAGEUR MUTUAL FUNDS III

                                             By:       Jude T. Driscoll
                                                --------------------------------
                                                       Jude T. Driscoll
                                                           Chairman

         As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

             Signature                                         Title                                          Date
------------------------------------           ------------------------------------------                -----------------
Jude T. Driscoll                               Chairman (Principal Executive Officer) and                December 29, 2003
------------------------------------           Trustee
Jude T. Driscoll

                                   *           Trustee                                                   December 29, 2003
------------------------------------
Walter P. Babich

                                   *           Trustee                                                   December 29, 2003
------------------------------------
John H. Durham

                                   *           Trustee                                                   December 29, 2003
------------------------------------
John A. Fry

                                   *           Trustee                                                   December 29, 2003
------------------------------------
Anthony D. Knerr

                                   *           Trustee                                                   December 29, 2003
------------------------------------
Ann R. Leven

                                   *           Trustee                                                   December 29, 2003
------------------------------------
Thomas F. Madison

                                   *           Trustee                                                   December 29, 2003
------------------------------------
Janet L. Yeomans

                                   *           Executive Vice President/Chief Financial                  December 29, 2003
------------------------------------           Officer (Principal Accounting Officer)
Joseph H. Hastings


                                 * By: Jude T. Driscoll
                                      ----------------------------
                                    Jude T. Driscoll
                                 as Attorney-in-Fact for
                              each of the persons indicated